Commitments	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2016
Commitments
Commitments

NOTE 13 – Commitments

Office Lease

The Company has a three-year lease for corporate office space. The lease commenced on September 1, 2016 with monthly payments of $7,715 in year one, $7,972 in year two and $8,229 in year three. The lease is being accounted for on a straight-line basis over its term.

Other Leases

The Company rents storage space from various third parties on a month-to-month basis.

NOTE 14 – Commitments

Office Lease

The Company has a three-year lease for corporate office space. The lease commenced on September 1, 2016 with monthly payments of $7,715 in year one, $7,972 in year two, and $8,229 in year three. The lease is being accounted for on a straight-line basis over its term.

Other Leases

The Company rents storage space from various third parties on a month-to-month basis.

Employee Agreements

The Company has entered into employment agreements with the following Board members and officers:

In 2013, the Company entered into a ten-year employment agreement with Jerry Grisaffi, Chairman of the Board of Directors. Under the agreement, the Company agreed to compensate Mr. Grisaffi at a rate of $125,000 per year and to bonus obligations based on the profitability of the Company. The Company issued 1,000,000 shares of Preferred

Series A stock to Mr. Grisaffi under the terms of the agreement. Mr. Grisaffi sold all of his shares of Preferred A stock in 2017 and resigned from the Company’s Board of Directors effective June 30, 2017.

In 2014, the Company entered into a five-year employment agreement with  David M. Seeberger, Vice President – Legal. Under the agreement, we agreed to compensate Mr. Seeberger at a rate of $120,000 per year and to bonus obligations based on the profitability of the Company. We also agreed to grant Mr. Seeberger an option to purchase 2,000,000 shares of common stock for par value at any time after January 1, 2015.

In January 2016, the Company entered into a five-year employment agreement with Michael Welch, then Chief Financial Officer. Under the agreement, we agreed to compensate Mr. Welch at a rate of $120,000 per year and to pay a bonus based on the profitability of the Company. Mr. Welch also became Chief Executive Officer on March 1, 2016. His salary was increased to $150,000 per year. In addition, Mr. Welch received 10,000,000 warrants for common stock at a price of $.001 on January 4, 2016.